Risk/Return Detail Data - VIPInternationalIndexPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP International Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP International Index Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5 % of the average value of its portfolio.
Portfolio Turnover, Rate	5.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Global ex U.S. IndexSM and in depositary receipts representing securities included in the index. The Fidelity Global ex U.S. Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of non-U.S. large- and mid-cap stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex U.S. Index℠. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	17.25%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(23.71%)
Performance Table Heading	Average Annual Returns
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Initial Class
Risk/Return:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.16%
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205
Annual Return, Inception Date	Apr. 17, 2018
2019	21.53%
2020	10.69%
2021	7.72%
2022	(16.02%)
2023	16.16%
2024	5.11%
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Service Class 2
Risk/Return:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.41%
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518
Annual Return, Inception Date	Apr. 17, 2018
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Service Class
Risk/Return:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.26%
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331
Annual Return, Inception Date	Apr. 11, 2019
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | Return Before Taxes | VIP International Index Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	5.11%
Past 5 years	4.10%
Since Inception	3.64%	[3]
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | Return Before Taxes | VIP International Index Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	4.82%
Past 5 years	3.83%
Since Inception	3.38%	[4]
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | Return Before Taxes | VIP International Index Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	5.01%
Past 5 years	4.00%
Since Inception	4.91%	[5]
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | MS112
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Index
Past 1 year	5.72%
Past 5 years	4.27%
Since Inception	3.78%
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | IXYSU
Risk/Return:
Label	Fidelity Global ex U.S. Index℠
Past 1 year	5.70%
Past 5 years	4.53%
Since Inception	4.10%

[1]	A Adjusted to reflect current fees.
[2]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[3]	A From April 17, 2018 .
[4]	C From April 17, 2018 .
[5]	B From April 11, 2019 .